Property, Equipment, Network Under Construction, and Intangible Assets (Details) - Schedule of future amortization $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of future amortization [Abstract]
For the twelve months ending December 31, 2022	$ 316
For the twelve months ending December 31, 2023	255
For the twelve months ending December 31, 2024	$ 57